Long-Term Debt and Short-Term Borrowings - Short-Term Borrowings and Current Portion of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-Term Borrowings and Current Portion of Long-Term Debt
Current portion of long-term debt	$ 1,291	$ 794
Total short-term borrowings and current portion of long-term debt	$ 1,307	806
Current portion of long-term debt
Short-Term Borrowings and Current Portion of Long-Term Debt
Effective Interest Rate	1.20%
U.S. dollar commercial paper
Short-Term Borrowings and Current Portion of Long-Term Debt
Effective Interest Rate	0.00%
Short-term borrowings	$ 0	0
Other borrowings
Short-Term Borrowings and Current Portion of Long-Term Debt
Effective Interest Rate	4.10%
Short-term borrowings	$ 16	$ 12